Segment Reporting	6 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment reporting
22.	Segment reporting

Operating segments are identified on the basis of internal reports about components of the Company that are regularly reviewed by the CEO (“Chief Executive Officer”) for the purpose of resource allocation and performance assessment. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

The Company operates in a single business segment which is the business of sales of connectors, assemblies and wire harness. No operating segments have been aggregated to form the following reportable operating segment.

Geographical information and major customers

The Company’s non-current assets are based in Malaysia.

The following table breaks down revenue by geographic location of the Company’s revenue. The geographical location is based on the location at which the goods is delivered to the customers.

	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$
Thailand	5,309,432	4,816,013	1,187,380
Malaysia	2,644,241	3,072,048	757,408
Switzerland	3,094,611	2,759,985	680,470
United States of America	36,126	87,531	21,581
Others (a)	86,613	258,180	63,653
	11,171,023	10,993,757	2,710,492

(a)	No revenue from other single country amounted to 3% or more of the Company’s revenue.